Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Statement of Comprehensive Income [Abstract]
Income tax expense, net	$ 0	$ 0	$ 0
Income tax expense, net	$ 0	$ 0	$ 0